SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2014
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

10. SHARE BASED COMPENSATION

Stock Incentive Plan

There was no change in the share incentive plan or modification in the six months ended June 30, 2014. A summary of the option activity is as follows:

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2014	6,640,800	0.75	2.03	6,451,792
Granted	2,035,000	0.74	4.90
Exercised	(284,632)	0.74	0.43
Forfeited	(504,000)	0.74	N/A
Outstanding on June 30, 2014	7,887,168	0.74	2.53	5,843,904
Vested or expected to vest at June 30, 2014	7,694,843	0.74	2.54	5,694,184
Exercisable at June 30, 2014	3,865,186	0.74	1.20	2,860,224

Restricted Share Units

In May 2014, the Compensation Committee of the Board of Directors of the Company approved a Restricted Share Units (“RSUs”) awards programs respectively pursuant to the 2007 Share Incentive Plan (the “Plan”). The Company awarded 750,000 RSUs under the Plan to senior management executives. One fifth of these RSUs will vest annually over five years as long as the executives continue to be employed by the Company on the applicable vesting date. Each RSU represents the right of the participant to receive a share of ordinary share.

A summary of the RSUs activity is as follows:

	Number of shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
RSUs
Outstanding on January 1, 2014	—	—	—
Granted	750,000	2.72	4.85
Outstanding on June 30, 2014	750,000	2.72	4.85

The RSUs are measured based on the fair market value of the underlying common stock on the dates of grant. The aggregate compensation cost for RSUs recorded under the Plan was $32 for the six months ended June 30, 2014.